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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22116

RMR FUNDS SERIES TRUST
(Exact name of registrant as specified in charter)

400 CENTRE STREET
NEWTON, MASSACHUSETTS 02458
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Adam D. Portnoy, President RMR Funds Series Trust 400 Centre Street Newton, Massachusetts 02458	Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP One Beacon Street Boston, Massachusetts 02108
Christina T. Simmons, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116
Registrant's telephone number, including area code: (617) 332-9530 Date of fiscal year end: December 31 Date of reporting period: June 30, 2008

Item 1.    Reports to Shareholders.

SEMI ANNUAL REPORT JUNE 30, 2008

RMR Real Estate Securities Fund

ABOUT INFORMATION CONTAINED IN THIS REPORT:

•
PERFORMANCE DATA IS HISTORICAL AND REFLECTS HISTORICAL EXPENSES AND HISTORICAL CHANGES IN NET ASSET VALUE. HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RESULTS.

•
IF RMR ADVISORS HAD NOT REIMBURSED EXPENSES OR PAID THE FUND'S ORGANIZATIONAL AND OFFERING COSTS, THE FUND'S RETURNS WOULD HAVE BEEN REDUCED.

•
PLEASE CONSIDER THE INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES IS SUBJECT TO MATERIAL RISKS, INCLUDING BUT NOT LIMITED TO THOSE DESCRIBED IN THE FUND'S PROSPECTUS, ITS REGISTRATION STATEMENTS AND OTHER DOCUMENTS FILED WITH THE SEC. FOR MORE INFORMATION ABOUT THE FUND PLEASE VISIT WWW.RMRFUNDS.COM OR CALL OUR INVESTOR RELATIONS GROUP AT (866) 790-3165.

NOTICE CONCERNING LIMITED LIABILITY

THE AGREEMENT AND DECLARATION OF TRUST OF RMR FUNDS SERIES TRUST, OF WHICH RMR REAL ESTATE SECURITIES FUND IS A SERIES, A COPY OF WHICH, TOGETHER WITH ALL AMENDMENTS AND SUPPLEMENTS THERETO, ARE DULY FILED IN THE OFFICE OF THE SECRETARY, CORPORATIONS DIVISION, OF THE COMMONWEALTH OF MASSACHUSETTS, PROVIDE THAT THE NAMES "RMR FUNDS SERIES TRUST" AND "RMR REAL ESTATE SECURITIES FUND" REFER TO THE TRUSTEES UNDER THE AGREEMENT AND DECLARATION COLLECTIVELY AS TRUSTEES, BUT NOT INDIVIDUALLY OR PERSONALLY, AND THAT NO TRUSTEE, OFFICER, SHAREHOLDER, EMPLOYEE OR AGENT OF THE FUND SHALL BE HELD TO ANY PERSONAL LIABILITY, JOINTLY OR SEVERALLY, FOR ANY OBLIGATION OF, OR CLAIM AGAINST, THE FUND. ALL PERSONS DEALING WITH THE FUND IN ANY WAY, SHALL LOOK ONLY TO THE ASSETS OF THE FUND FOR THE PAYMENT OF ANY SUM OR THE PERFORMANCE OF ANY OBLIGATION.

RMR Real Estate Securities Fund
June 30, 2008

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the period from January 2, 2008, the date we commenced operations, through June 30, 2008 and our financial position as of June 30, 2008.

Fund Performance

During the period from January 2, 2008 to June 30, 2008, our total return on net asset value, or NAV, was negative 1.4% for Class A shares, negative 1.7% for Class C shares and negative 1.2% for Class I shares. During that same period, the total return for the Dow Jones Wilshire Real Estate Securities Index (an unmanaged index of REIT common stocks) was negative 2.8%. The S&P 500 Index (an unmanaged index published as Standard and Poor's Composite Index of 500 common stocks) had a total return of negative 10.6% during the same period.

Factors that contributed positively to the Fund's outperformance relative to the benchmark included our security selection in the apartment, regional malls and self storage real estate subsectors. Despite an underweight position in the hotel real estate subsector, our security selection in this subsector detracted from the Fund's performance.

Management Discussion

Throughout the first half of the year, the market for REIT securities exhibited high volatility. REITs started the year on a negative note, down almost 12% in mid-January, and rebounded sharply during March and April (up 6% during each month) following the Fed's and JP Morgan's rescue of Bear Stearns. Concern about additional write-offs from financial institutions sent the REIT market, along with other financial services companies, into negative territory during the month of June. REITs were down 11% in June and finished the first half of the year down 3.5%. Despite the volatility, REIT dedicated funds saw $3 billion of inflows during the first six months of the year, an encouraging sign after outflows of more than $9 billion from the period March to December 2007.

Despite a slowing economy and negative sentiment regarding the direction of the financial markets, real estate fundamentals remained stable during the first half of 2008. Occupancy levels held up and rents have continued to increase, albeit at a slower pace. Property sales, however, have slowed substantially as a result of tighter lending standards and wide differences between buyers and sellers regarding valuations. With limited transactions taking place, it is hard to estimate how much commercial property values have declined. Some estimates put the figure somewhere between negative 10% to negative 15%. What is clear, however, is that property values are no longer at levels seen in early 2007.

For the balance of the year, we believe the economy will continue to struggle due to higher food and energy prices, lack of employment growth and a weak housing market. Lending will likely continue to be restricted, hampering overall economic growth as financial institutions continue to strengthen their balance sheets.

Thank you for your support. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

August 27, 2008

RMR Real Estate Securities Fund is distributed by Foreside Distribution Services, L.P.

Top 10 holdings as a percentage of net assets

Security	% of Net Assets
Simon Property Group, Inc.	9.4%
Vornado Realty Trust	6.6%
ProLogis	6.5%
Boston Properties, Inc.	5.8%
Equity Residential	5.5%
Public Storage, Inc.	4.4%
AvalonBay Communities, Inc.	4.0%
Kimco Realty Corp.	4.0%
Host Hotels & Resorts, Inc.	3.8%
HCP, Inc.	3.5%

Sector breakdown based on net assets
(as of June 30, 2008)

*
includes investments in Marriott International, Inc. which is not a REIT.

Past performance is no guarantee of future results. Portfolio holdings are subject to change.

RMR Real Estate Securities Fund
Information About Your Fund's Expenses

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

For each share class of the Fund, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Fund, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the share class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period**	Annualized Expense Ratio During Period
	1/2/08*	6/30/08	1/2/08-6/30/08	1/2/08-6/30/08
Class A
Actual	$1,000.00	$986.00	$7.32	1.50%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.44	1.50%
Class C
Actual	$1,000.00	$983.00	$10.43	2.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.01	$10.59	2.15%
Class I
Actual	$1,000.00	$988.00	$5.60	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.93	$5.68	1.15%
*
Commencement of operations.

**
Expenses are equal to the share class' annualized expense ratio multiplied by the average account value over the period, multiplied by 180/366 (to reflect the one-half year period).

RMR Real Estate Securities Fund
Portfolio of Investments – June 30, 2008 (unaudited)

Company	Shares	Value

Common Stocks – 94.1% Real Estate Investment Trusts – 92.2%
Apartments – 12.7%
AvalonBay Communities, Inc.	975	$86,931
Equity Residential	3,135	119,976
Essex Property Trust, Inc.	655	69,758

		276,665
Health Care – 8.0%
HCP, Inc.	2,376	75,581
Healthcare Realty Trust, Inc.	1,190	28,286
Ventas, Inc.	1,620	68,963

		172,830
Hospitality – 5.3%
Host Hotels & Resorts, Inc.	6,055	82,651
LaSalle Hotel Properties	1,295	32,543

		115,194
Industrial – 9.5%
AMB Property Corp.	1,295	65,242
ProLogis	2,595	141,039

		206,281
Office – 25.9%
Alexandria Real Estate Equities, Inc.	655	63,758
Boston Properties, Inc.	1,408	127,030
Digital Realty Trust, Inc.	1,295	52,979
Douglas Emmett, Inc.	1,730	38,008
DuPont Fabros Technology, Inc.	1,510	28,146
Kilroy Realty Corp.	646	30,381
SL Green Realty Corp.	970	80,238
Vornado Realty Trust	1,620	142,560

		563,100
Retail – 26.4%
Acadia Realty Trust	1,500	34,725
Federal Realty Investment Trust	970	66,930
General Growth Properties, Inc.	1,725	60,427
Kimco Realty Corp.	2,510	86,645
Regency Centers Corp.	975	57,642
Simon Property Group, Inc.	2,270	204,051
Taubman Centers, Inc.	1,325	64,461

		574,881
See notes to financial statements and notes to portfolio of investments.

Storage – 4.4%
Public Storage, Inc.	1,195	96,544
Total Real Estate Investment Trusts (Cost $2,051,129)		2,005,495
Other – 1.9%
International Game Technology	630	15,738
Marriott International, Inc., Class A	755	19,811
Toll Brothers, Inc. (a)	300	5,619
Total Other (Cost $56,820)		41,168
Total Common Stocks (Cost $2,107,949)		2,046,663
Other Investment Company – 0.9%
Ultra Real Estate ProShares (Cost $23,306)	690	19,389
Short-Term Investments – 5.4%
Other Investment Companies – 5.4%
Dreyfus Cash Management, Institutional Shares, 2.66% (b) (Cost $117,489)	117,489	117,489
Total Investments – 100.4% (Cost $2,248,744)		2,183,541
Other assets less liabilities – (0.4)%		(9,574)
Net Assets – 100%		$2,173,967

Notes to Portfolio of Investments

(a)
As of June 30, 2008, this security had not paid a distribution.

(b)
Rate reflects 7 day yield as of June 30, 2008.

See notes to financial statements.

RMR Real Estate Securities Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $2,248,744)	$2,183,541
Cash	440
Receivable due from Advisor (see Note B)	28,257
Dividends and interest receivable	9,576
Other assets	3,551
Receivable for fund shares sold	658

Total assets	2,226,023

Liabilities
Distribution fees payable	3,743
Accrued expenses and other liabilities	48,313

Total liabilities	52,056

Net assets	$2,173,967

Composition of net assets
Par value	$220
Additional paid-in capital	2,211,046
Undistributed net investment income	27,019
Accumulated net realized gain on investments	885
Net unrealized depreciation on investments	(65,203)

Net assets	$2,173,967

Class A Shares:
Net Assets	$2,004,767
Shares issued and outstanding ($0.001 par value common stock outstanding)*	203,336

Net asset value per share	$9.86

Class C Shares:
Net Assets	$32,760
Shares issued and outstanding ($0.001 par value common stock outstanding)*	3,333

Net asset value per share	$9.83

Class I Shares:
Net Assets	$136,440
Shares issued and outstanding ($0.001 par value common stock outstanding)*	13,813

Net asset value per share	$9.88

Maximum Offering Price
Class A Shares ($9.86/95.50%)	$10.32

* Unlimited number of shares authorized.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Statements – continued

Statement of Operations

For the Period January 2, 2008(a) to June 30, 2008 (unaudited)

Investment Income
Dividends (cash distributions received or due)	$40,349
Interest	2,785

Total investment income	43,134

Expenses
Advisory	8,043
Distribution fees – Class A	2,553
Distribution fees – Class C	127
Service fees – Class A	1,021
Service fees – Class C	42
Audit and legal	49,405
Administrative	46,846
Custodian	23,669
Compliance and internal audit	14,793
Trustees' fees and expenses	9,863
Shareholder reporting	2,704
Registration fees	2,260
Other	45,151

Total expenses	206,477
Less: expense reimbursed by the Advisor	(190,362)

Net expenses	16,115

Net investment income	27,019

Realized and unrealized gain (loss) on investments
Net realized gain on investments	885
Net change in unrealized appreciation/(depreciation) on investments	(65,203)

Net decrease in net assets resulting from operations	$(37,299)

(a) Commencement of operations.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Statements – continued

Statement of Changes in Net Assets

For the Period January 2, 2008(a) to June 30, 2008 (unaudited)

Increase (decrease) in net assets resulting from operations
Net investment income	$27,019
Net realized gain on investments	885
Net change in unrealized appreciation/(depreciation) on investments	(65,203)

Net decrease in net assets resulting from operations	(37,299)

Capital shares transactions
Net proceeds from sales
Class A	2,000,025
Class I	111,246
Cost of shares repurchased
Class I	(5)

Net increase from capital transactions	2,111,266

Total increase in net assets	2,073,967
Net assets
Beginning of period	100,000

End of period (including undistributed net investment income of $27,019)	$2,173,967

Common shares issued and repurchased
Class A
Shares outstanding, beginning of period	3,333
Shares issued	200,003

Shares outstanding, end of period	203,336

Class C
Shares outstanding, beginning of period	3,333

Shares outstanding, end of period	3,333

Class I
Shares outstanding, beginning of period	3,333
Shares issued	10,480
Shares repurchased	— (b)

Shares outstanding, end of period	13,813

(a)
Commencement of operations.
(b)
Amount is less than one full share.

See

See notes to financial statements.

RMR Real Estate Securities Fund
Financial Highlights – Class A

Selected Data For A Common Share Outstanding Throughout The Period

For the Period January 2, 2008(a) to June 30, 2008 (unaudited)

Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income (b)(c)(d)	.13
Net realized and unrealized appreciation/(depreciation) on investments (d)	(.27)

Net decrease in net asset value from operations	(.14)

Net asset value, end of period	$9.86

Total Return (e)
Total investment return based on net asset value (f)	(1.40)%
Ratios/Supplemental Data:
Ratio to average net assets of: (g)
Net investment income (d)	2.50%
Expenses, net of expense reimbursements	1.50%
Expenses, before expense reimbursements	19.26%
Portfolio Turnover Rate	1.59%
Net assets, end of period (000s)	$2,005
(a)
Commencement of operations.
(b)
Amounts are net of expenses reimbursed by RMR Advisors.
(c)
Based on average shares outstanding.
(d)
As discussed in Note A (8) to the financial statements, these amounts are subject to change to the extent 2008 distributions by the issuers of the Fund's investments are characterized as capital gains and return of capital.
(e)
Total returns for periods of less than one year are not annualized.
(f)
Total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually reimbursed the Fund for excess expenses.
(g)
Annualized.

See notes to financial statements.

RMR Real Estate Securities Fund
Financial Highlights – Class C

Selected Data For A Common Share Outstanding Throughout The Period

For the Period January 2, 2008(a) to June 30, 2008 (unaudited)

Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income (b)(c)(d)	.09
Net realized and unrealized appreciation/(depreciation) on investments (d)	(.26)

Net decrease in net asset value from operations	(.17)

Net asset value, end of period	$9.83

Total Return (e)
Total investment return based on net asset value (f)	(1.70)%
Ratios/Supplemental Data:
Ratio to average net assets of: (g)
Net investment income (d)	1.85%
Expenses, net of expense reimbursements	2.15%
Expenses, before expense reimbursements	19.92%
Portfolio Turnover Rate	1.59%
Net assets, end of period (000s)	$33
(a)
Commencement of operations.
(b)
Amounts are net of expenses waived by RMR Advisors.
(c)
Based on average shares outstanding.
(d)
As discussed in Note A (8) to the financial statements, these amounts are subject to change to the extent 2008 distributions by the issuers of the Fund's investments are characterized as capital gains and return of capital.
(e)
Total returns for periods of less than one year are not annualized.
(f)
Total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually reimbursed the Fund for excess expenses.
(g)
Annualized.

See notes to financial statements.

RMR Real Estate Securities Fund
Financial Highlights – Class I

Selected Data For A Common Share Outstanding Throughout The Period

For the Period January 2, 2008(a) to June 30, 2008 (unaudited)

Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income (b)(c)(d)	.20
Net realized and unrealized appreciation/(depreciation) on investments (d)	(.32)

Net decrease in net asset value from operations	(.12)

Net asset value, end of period	$9.88

Total Return (e)
Total investment return based on net asset value (f)	(1.20)%
Ratios/Supplemental Data:
Ratio to average net assets of: (g)
Net investment income (d)	3.97%
Expenses, net of expense reimbursements	1.15%
Expenses, before expense reimbursements	18.68%
Portfolio Turnover Rate	1.59%
Net assets attributable to common shares, end of period (000s)	$136
(a)
Commencement of operations.
(b)
Amounts are net of expenses waived by RMR Advisors.
(c)
Based on average shares outstanding.
(d)
As discussed in Note A (8) to the financial statements, these amounts are subject to change to the extent 2008 distributions by the issuers of the Fund's investments are characterized as capital gains and return of capital.
(e)
Total returns for periods of less than one year are not annualized.
(f)
Total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually waived a portion of its investment advisory fee.
(g)
Annualized.

See notes to financial statements.

RMR Real Estate Securities Fund
Notes to Financial Statements

June 30, 2008 (unaudited)

Note A

(1)  Organization

RMR Real Estate Securities Fund, or the Fund, is a non-diversified series of RMR Funds Series Trust, or the Trust, which was organized as a Massachusetts business trust on August 22, 2007, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as an open-end management investment company. The Fund's investment objective is total return through investment in real estate securities. The Fund had no operations until January 2, 2008, other than matters relating to the Fund's establishment and registration of the Fund's shares under the Securities Act of 1933.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

(2)  Interim Financial Statements

The accompanying June 30, 2008, financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected on an annual basis in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates particularly for reasons described in Note A (8), and for other reasons.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the mean of last available bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Some fixed income securities may be valued using pricing provided by a pricing service. Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund's board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short term debt securities with less than 60 days until maturity may be valued at cost plus interest accrued, which approximates market value.

(5)  Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•
Level 1 – quoted prices in active markets for identical investments

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund did not fair value any of its securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted prices	$2,183,541
Level 2—Other significant observable inputs	—
Level 3—Significant unobservable inputs	—

Total	$2,183,541

There were no investments in securities characterized as Level 3 as of June 30, 2008.

(6)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on an identified cost basis.

(7)  Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to federal income tax. However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

(8)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to make distributions of its income quarterly in amounts at least equal to the amount necessary to maintain its status as a regulated investment company. Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains.

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible to characterize distributions received from REITs during interim periods because the issuers do not report their tax characterization until subsequent to year end. Final characterization of the Fund's 2008 distributions to shareholders is also dependent upon the magnitude or timing of the Fund's securities transactions prior to year end. Therefore it is likely that some portion of the Fund's 2008 investment income and distributions to shareholders will be recharacterized as long term capital gain and return of capital for financial statement and federal income tax purposes subsequent to year end and reflected accordingly in the Fund's year end financial statements.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2008, are as follows:

Cost	$2,248,744

Gross unrealized appreciation	$50,532
Gross unrealized depreciation	(115,735)

Net unrealized appreciation/(depreciation)	$(65,203)

(9)  Organization Expenses and Common Offering Costs

RMR Advisors paid all organizational expenses which are approximately $243,000.

(10) Concentration of Risk

Under normal market conditions, the Fund's investments will be concentrated in income producing common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by real estate companies and REITs. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the real estate industry due to economic, legal, regulatory, technological or other developments affecting the United States real estate industry.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors, Inc., or RMR Advisors, to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 0.75% of the Fund's average daily net assets.

The Fund has entered into an expense limitation agreement with RMR Advisors until December 31, 2008. Under the expense limitation agreement, RMR Advisors has agreed to waive or limit its fees and to assume other expenses so that the total operating expenses for Class A, Class C or Class I shares are limited to 1.50%, 2.15% and 1.15%, respectively, of average daily net assets. The Fund may later reimburse RMR Advisors for the management fees waived or limited and other expenses assumed and paid by RMR Advisors under the expense limitation agreement provided the Fund reaches sufficient asset size to permit such reimbursement. RMR Advisors may recoup all or a portion of any waived investment advisory fees and expenses it has borne, if any, to the extent a class' expenses fall below the maximum ratio within three years after the end of the fiscal year in which the waiver was made. For the period ended June 30, 2008, such waivers amounted to $190,362.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund reimbursed RMR Advisors for $46,846 of subadministrative fees charged by State Street for the period ended June 30, 2008.

Each trustee who is not a director, officer or employee of RMR Advisors and who is not an "interested person" of the Fund as defined under the 1940 Act is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual fee plus attendance fees for board and committee meetings. The Fund incurred $9,863 of trustee fees and expenses during the period ended June 30, 2008.

The Fund's board of trustees and separately the disinterested trustees authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred $14,793 of compliance and internal audit expense during the period ended June 30, 2008. The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums. The Fund incurred $10,040 of insurance expense during the period ended June 30, 2008.

Note C

Distribution and Shareholder Servicing Plans

The Trust has adopted a distribution plan with respect to the Fund's Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay a distribution fee at an annual rate of up to 0.25% of the average daily value of the Fund's net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund's net assets attributable to the Class C shares.

The Trust has adopted a shareholder services plan with respect to the Fund's Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class C shares.

Note D

Securities Transactions

During the period ended June 30, 2008, there were purchases and sales transactions (excluding short term securities) of $2,164,011 and $33,641 respectively. Brokerage commissions on securities transactions amounted to $1,949 during the period ended June 30, 2008.

RMR Real Estate Securities Fund

Consideration of the Investment Advisory Agreement for the Fund

RMR Advisors serves as the investment advisor to the Fund. On October 11, 2007, the Fund's board of trustees (the "board") approved an investment advisory agreement between RMR Advisors and the Fund for a period of two years to expire on October 10, 2009. In making their determination to approve the Fund's investment advisory agreement, the board, including the disinterested trustees, considered all of the factors described below.

The board's considerations included, among others: the nature, scope and quality of services that RMR Advisors was expected to provide to the Fund; the advisory and other fees to be paid; the quality and depth of personnel of RMR Advisors' organization; the capacity and future commitment of RMR Advisors to perform its duties; the financial condition and anticipated profitability of RMR Advisors; the experience and expertise of RMR Advisors as an investment advisor; the level of fees to be paid to RMR Advisors as compared to similar funds; the potential for economies of scale; and any indirect benefits expected to be derived by RMR Advisors' relationship with the Fund.

The board considered the level and depth of knowledge of RMR Advisors. In evaluating the quality of services to be provided by RMR Advisors, the board took into account its familiarity with RMR Advisors' management through board meetings, conversations and reports of other funds managed by RMR Advisors. The board also considered the historical performance of the other funds managed by RMR Advisors. The board also took into account RMR Advisors' compliance policies and procedures.

The board compared the proposed advisory fees and the estimated total expense ratio of each of the Fund's classes of shares with various comparative fund data. The board considered the Fund's investment objective. The board also considered the Fund's model portfolio composition and investment strategy. RMR Advisors' role in coordinating and supervising the service providers for other funds was also considered.

The board considered the potential economies of scale that may be realized if the assets of the fund complex grow. The board also considered the expense limitation agreement to which RMR Advisors was willing to agree.

The board reviewed the anticipated profitability of RMR Advisors' relationship with the Fund in terms of the total amount of advisory fees it would receive with respect to the Fund and whether RMR Advisors had the financial wherewithal to provide a high level of services to the Fund.

In considering the approval of the investment advisory agreement, the board, including the disinterested trustees, did not identify any single factor as controlling. Based on the board's evaluation of all the factors that it deemed to be relevant, the board, including the disinterested trustees of the board, concluded that: RMR Advisors has demonstrated that it possesses the capability and resources to perform the duties required of it under the investment advisory agreement for the Fund; RMR Advisors maintains an appropriate compliance program; and the proposed advisory fee rate is fair and reasonable given the scope and quality of the services to be rendered by RMR Advisors.

Privacy Notice

Each Fund advised by RMR Advisors, Inc. recognizes and respects the privacy concerns of its shareholders. The Funds do not sell your name or other information about you to anyone. The Funds collect nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Funds collect this information from the following sources:

•
Information we receive from you on applications or other forms;

•
Information about your transactions with us and our service providers, or others; and

•
Information we receive from consumer reporting agencies (including credit bureaus).

What the Funds disclose and to whom the Funds disclose information.

The Funds only disclose nonpublic personal information the Funds collect about shareholders as permitted by law. For example, the Funds may disclose nonpublic personal information about shareholders to nonaffiliated third parties such as:

•
To government entities, in response to subpoenas or to comply with laws or regulations.

•
When you, the shareholder, direct the Funds to do so or consent to the disclosure.

•
To companies that perform necessary services for the Funds, such as data processing companies that the Funds use to process your transactions or maintain your account.

•
To protect against fraud, or to collect unpaid debts.

•
In connection with disputes or litigation between the Funds and the concerned shareholders.

Information about former shareholders.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Funds safeguard information.

The Funds conduct their business through directors, officers and third parties that provide services pursuant to agreements with the Funds (for example, the service providers described above). The Funds do not have any employees. The Funds restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Funds or their service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customers of other financial institutions.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used to vote proxies relating to the Fund's portfolio securities is available: (1) without charge, upon request, by calling us at (866) 790-8165; and (2) as an exhibit to the Fund's annual report on Form N-CSR, which is available on the website of the U.S. Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how proxies received by the Fund during the most recent 12 month period ended June 30, 2008, have been voted is available

(1) without charge, on request, by calling us at (866) 790-3165, or (2) by visiting the Commission's website at http://www.sec.gov and accessing the Fund's Form N-PX.

Procedures for the Submission of Confidential and Anonymous Concerns or Complaints about Accounting, Internal Accounting Controls or Auditing Matters

The Fund is committed to compliance with all applicable securities laws and regulations, accounting standards, accounting controls and audit practices and has established procedures for handling concerns or complaints about accounting, internal accounting controls or auditing matters. Any shareholder or other interested party who desires to communicate with our independent trustees or any other trustees, individually or as a group, may do so by filling out a report at the "Contact Us" section of our website (www.rmrfunds.com), by calling our toll-free confidential message system at 866-511-5038, or by writing to the party for whom the communication is intended, care of our director of internal audit, RMR Funds, 400 Centre Street, Newton, MA 02458. Our director of internal audit will then deliver any communication to the appropriate party or parties.

Portfolio Holdings Reports

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each Fund provides additional data on its website at www.rmrfunds.com.

WWW.RMRFUNDS.COM

Item 2.    Code of Ethics.

        The information is only required for the annual report on Form N-CSR.

Item 3.    Audit Committee Financial Expert.

        The information is only required for the annual report on Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

        The information is only required for the annual report on Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

        Not applicable.

Item 6.    Schedule of Investments.

        The information required under Item 6 is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

        Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

        There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.    Controls and Procedures.

  (a)
  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures.

  (b)
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits.

  (a)
  (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

  (b)
  Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR FUNDS SERIES TRUST
By:	/s/ ADAM D. PORTNOY Adam D. Portnoy President Date: August 28, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ADAM D. PORTNOY Adam D. Portnoy President Date: August 28, 2008
By:	/s/ MARK L. KLEIFGES Mark L. Kleifges Treasurer Date: August 28, 2008

QuickLinks

  Item 1. Reports to Shareholders.
NOTICE CONCERNING LIMITED LIABILITY
RMR Real Estate Securities Fund Financial Statements
RMR Real Estate Securities Fund Financial Statements – continued
RMR Real Estate Securities Fund Financial Statements – continued
RMR Real Estate Securities Fund Notes to Financial Statements June 30, 2008 (unaudited)
  Item 2. Code of Ethics.
  Item 3. Audit Committee Financial Expert.
  Item 4. Principal Accountant Fees and Services.
  Item 5. Audit Committee of Listed Registrants.
  Item 6. Schedule of Investments.
  Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
  Item 8. Portfolio Managers of Closed-End Management Investment Companies.
  Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
  Item 10. Submission of Matters to a Vote of Security Holders.
  Item 11. Controls and Procedures.
  Item 12. Exhibits.
SIGNATURES